                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6736

                 Van Kampen Advantage Municipal Income Trust
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Advantage Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

ADVANTAGE MUNICIPAL INCOME TRUST
SYMBOL: VKA
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (09/25/92)     7.44%          6.39%

10-year                        7.66           7.17

5-year                         6.30           5.65

1-year                         2.54          -4.29

6-month                        1.10          -6.94
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Advantage Municipal Income Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak, Executive Director; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout most of the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market price basis, the trust underperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. With short-term rates at historic lows for much of the period, the difference between short-and longer-term rates was relatively high. This made using leverage a particularly profitable approach in the early months of the period, and added to the trust's returns. As yields rose toward the end of the period, the prices of bonds declined. The trust's use of leverage magnified this negative price movement, leading to modest underperformance on an NAV basis relative to the trust's benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns for much of the period as interest rates fell; however, it helped buoy returns when interest rates soared in the final weeks of the period.

The trust's performance was also modestly hampered by its bias, relative to the benchmark, toward high-quality securities. Municipal bond investors during the period responded to the improving economy by reducing the yield spreads between higher and lower-rated bonds (yield spreads reflect the premium demanded by investors to buy lower-rated bonds). As a result, lower-quality bonds outperformed. The portfolio had 90 percent exposure to bonds rated AA/Aa or higher at the end of the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.10%        -6.94%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We also adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 15- to 20-year segment of the curve. Many of the securities we identified had the added appeal of premium coupons and 10-year call dates, which served to add income to the portfolio while limiting its interest-rate exposure.

Our trading activity during the period was below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of housing bonds that were called away by their issuers during the period. In other cases we sold bonds that met their performance objectives. We reinvested this cash into securities with more promising total-returns characteristics.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, public education and health care.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               12.2%         AAA/Aaa                        73.0%
Public Education              10.8          AA/Aa                          17.0
Health Care                   10.3          A/A                             6.0
Wholesale Electric             9.6          BBB/Baa                         3.5
Higher Education               9.5          BB/Ba                           0.2
                                            B/B                             0.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  159.2%
           ALABAMA  1.5%
$ 1,000    Alabama Bldg Renovation Fin Auth Rev Rfdg
           (AMBAC Insd)..............................     5.625%      09/01/24   $   1,068,200
  1,550    Birmingham, AL Arpt Auth Arpt Rev Rfdg
           (AMT) (AMBAC Insd)........................     5.500       07/01/14       1,629,701
  2,000    Montgomery, AL Wt (AMBAC Insd)............     5.250       05/01/20       2,109,280
                                                                                 -------------
                                                                                     4,807,181
                                                                                 -------------
           ARIZONA  3.6%
  1,425    Arizona Cap Fac Fin Corp Student Hsg Rev
           AZ St Univ Proj...........................     6.250       09/01/32       1,474,162
  2,500    Arizona Sch Fac Brd Rev St Sch Impt.......     5.500       07/01/17       2,723,475
  2,900    Arizona Tourism & Sports Auth Multi Purp
           Stad Fac Ser A (MBIA Insd)................     5.375       07/01/22       3,076,436
  2,875    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
           Lien (AMT) (FGIC Insd)....................     5.375       07/01/29       2,897,137
    855    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
           Oblig Irvington Proj Tucson Ser A Rfdg
           (FSA Insd)................................     7.250       07/15/10         899,118
                                                                                 -------------
                                                                                    11,070,328
                                                                                 -------------
           CALIFORNIA  7.0%
  2,630    Anaheim, CA Pub Fin Auth Lease Rev Cap
           Apprec Sub Pub Impts Proj C (FSA Insd)....       *         09/01/20       1,128,849
  4,500    California St (AMBAC Insd)................     5.125       10/01/27       4,513,905
  5,500    California St Dept Wtr Res Pwr Ser A
           (AMBAC Insd)..............................     5.500       05/01/16       6,003,140
  2,000    California St Dept Wtr Res Pwr Ser A......     5.750       05/01/17       2,168,540
  5,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg.......................       *         01/15/25       1,453,750
  3,185    Imperial Irr Dist Calif Rev Elec Sys Proj
           (FSA Insd)................................     5.250       11/01/18       3,381,960
  3,000    Los Angeles, CA Uni Sch Dist Ser A (FSA
           Insd).....................................     5.250       07/01/19       3,189,360
                                                                                 -------------
                                                                                    21,839,504
                                                                                 -------------
           COLORADO  2.3%
  8,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
           E-470 Proj Ser C (Prerefunded @
           08/31/05).................................       *         08/31/26       1,737,315
  3,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A.........................     5.500       03/01/32       3,077,460
    160    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser B1 (AMT)..............................     7.900       12/01/25         162,304
     15    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser D-1 Rfdg (a)..........................     8.000       12/01/24          15,204
  2,000    La Plata Cnty, CO Sch Dist 9 (MBIA
           Insd).....................................     5.250       11/01/19       2,116,300
                                                                                 -------------
                                                                                     7,108,583
                                                                                 -------------

 6                                             See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CONNECTICUT  1.5%
$ 3,250    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (AMT) (ACA Insd)..........     6.600%      07/01/24   $   3,488,322
  1,000    Hartford, CT Pkg Sys Rev Ser A............     6.400       07/01/20       1,037,140
                                                                                 -------------
                                                                                     4,525,462
                                                                                 -------------
           DISTRICT OF COLUMBIA  2.1%
  2,500    District Columbia Rev Gonzaga College (FSA
           Insd).....................................     5.250       07/01/32       2,533,250
  3,850    Metropolitan Washington DC Arpt Auth Sys
           Ser A (AMT) (FGIC Insd)...................     5.250       10/01/32       3,860,202
                                                                                 -------------
                                                                                     6,393,452
                                                                                 -------------
           FLORIDA  2.3%
  2,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd).....................................     5.950       07/01/20       2,089,280
  2,500    Miami-Dade Cnty, FL Aviation Rev Miami
           Intl Arpt (AMT) (FGIC Insd)...............     5.375       10/01/32       2,549,725
  2,355    Plantation, FL Proj Impt & Rfdg (FSA
           Insd).....................................     5.000       08/15/19       2,447,999
                                                                                 -------------
                                                                                     7,087,004
                                                                                 -------------
           GEORGIA  3.9%
  1,000    Atlanta, GA Arpt Rev Ser B (AMT) (FGIC
           Insd).....................................     5.625       01/01/30       1,035,650
  3,770    Monroe Cnty, GA Dev Auth Pollutn Ctl Rev
           Oglethorpe Pwr Corp Scherer Ser A.........     6.800       01/01/12       4,405,396
  3,000    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd)....................     5.250       11/01/19       3,168,720
  2,500    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd)....................     5.250       11/01/21       2,619,550
  1,000    Oconee Cnty, GA Indl Dev Auth Rev Oiit
           Proj (XLCA Insd)..........................     5.250       07/01/25       1,020,720
                                                                                 -------------
                                                                                    12,250,036
                                                                                 -------------
           ILLINOIS  17.9%
  3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
           Insd).....................................       *         01/01/30         855,675
  2,000    Chicago, IL Brd of Ed (Prerefunded @
           12/01/10) (FGIC Insd).....................     5.500       12/01/31       2,258,120
  5,000    Chicago, IL Brd of Ed Cap Apprec Sch
           Reform Ser A (FGIC Insd)..................       *         12/01/28       1,259,850
  3,150    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser A Rfdg (AMT) (MBIA Insd)...     5.375       01/01/32       3,191,013
  1,895    Chicago, IL Pk Dist Hbr Fac Rev
           (Prerefunded @ 01/01/11)..................     5.875       01/01/16       2,161,153
  2,500    Chicago, IL Pk Dist Ser C (FGIC Insd).....     5.500       01/01/19       2,691,225
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd)...................     5.750       01/01/25       1,071,450
  3,000    Cicero, IL Alt Rev Source (Prerefunded @
           12/01/04) (MBIA Insd).....................     6.500       12/01/14       3,152,190
  4,500    Cook Cnty, IL Cap Impt Ser A (FGIC
           Insd).....................................     5.000       11/15/23       4,549,905

See Notes to Financial Statements                                              7

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,620    Cook Cnty, IL Cmnty High Sch Dist No. 219
           Niles Twp (FSA Insd)......................       *         12/01/11   $   1,188,659
  2,260    Cook Cnty, IL Cmnty High Sch Dist No. 219
           Niles Twp (FSA Insd)......................       *         12/01/12       1,561,185
  2,235    Cook Cnty, IL Cmnty High Sch Dist No. 219
           Niles Twp (FSA Insd)......................       *         12/01/13       1,456,527
  3,110    Du Page Cnty, IL Trans Rev (FSA Insd).....     5.750%      01/01/17       3,435,524
  2,740    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Aurora East Sch (MBIA Insd)...............       *         12/01/16       1,486,176
    820    Illinois Hsg Dev Auth Rev Homeowner Mtg G2
           (AMT).....................................     6.050       08/01/29         852,456
  4,375    Illinois St Sales Tax Rev.................     5.000       06/15/21       4,481,312
  1,925    Kendall, Kane & Will Cntys, IL Cmnty Unit
           Sch Dist No. 308 Ser B (FGIC Insd)........     5.250       10/01/21       2,009,411
  2,135    Mc Henry Cnty, IL Cmnty High Sch Dist No.
           154 Cap Apprec (FGIC Insd)................       *         01/01/14       1,364,991
  1,440    Mc Henry Cnty, IL Cmnty High Sch Dist No.
           154 Cap Apprec (FGIC Insd)................       *         01/01/17         770,256
  1,250    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Proj (FGIC
           Insd).....................................     5.375       12/15/18       1,335,650
  1,000    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Proj Rfdg
           (FGIC Insd)...............................     5.500       12/15/24       1,050,320
  6,000    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expn Ser A (MBIA
           Insd).....................................     5.250       06/15/42       6,093,060
  5,000    Regional Tran Auth IL Ser B (AMBAC
           Insd).....................................     8.000       06/01/17       6,707,400
  1,150    Will Cnty, IL Cmnty Sch Dist 365U Vly View
           Ser B (FSA Insd)..........................       *         11/01/15         666,413
                                                                                 -------------
                                                                                    55,649,921
                                                                                 -------------
           INDIANA  3.0%
  1,000    Allen Cnty, IN Juvenile Justice Ctr First
           Mtg (AMBAC Insd)..........................     5.500       01/01/18       1,079,740
  1,960    Bloomington, IN Swr Wks Rev Rfdg (MBIA
           Insd).....................................     5.000       01/01/20       2,009,882
  1,060    Bloomington, IN Swr Wks Rev Rfdg (MBIA
           Insd).....................................     5.000       01/01/21       1,082,207
  2,000    Indiana Hlth Fac Fin Auth Hosp Rev
           Columbus Regl Hosp Rfdg (FSA Insd)........     7.000       08/15/15       2,421,840
  1,500    Indiana St Dev Fin Auth Rev Exempt Fac
           Conv Rfdg (AMT)...........................     5.950       08/01/30       1,521,135

 8                                             See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           INDIANA (CONTINUED)
$ 1,220    North Adams, IN Cmnty Sch Cap Apprec First
           Mtg (FSA Insd)............................       *         07/15/16   $     675,599
  1,230    North Adams, IN Cmnty Sch Cap Apprec First
           Mtg (FSA Insd)............................       *         01/15/17         658,296
                                                                                 -------------
                                                                                     9,448,699
                                                                                 -------------
           KANSAS  0.2%
    200    Sedgwick & Shawnee Cntys, KS Single Family
           Rev Coll Mtg Ser A -II Rfdg (AMT) (GNMA
           Collateralized)...........................     8.050%      05/01/24         212,164
    260    Sedgwick Cnty, KS Single Family Rev Coll
           Mtg Ser A -III Rfdg (AMT) (GNMA
           Collateralized)...........................     8.125       05/01/24         271,367
                                                                                 -------------
                                                                                       483,531
                                                                                 -------------
           LOUISIANA  2.2%
    415    Louisiana Hsg Fin Agy Mtg Rev Single
           Family Access Pgm Ser B (AMT) (GNMA
           Collateralized)...........................     8.000       03/01/25         425,097
  3,000    Louisiana St Energy & Pwr Auth Pwr Proj
           Rev Rfdg (FSA Insd).......................     5.750       01/01/12       3,380,550
  3,000    Saint Charles Parish, LA Environmental
           Impt Rev LA Pwr & Lt Co Ser A (AMT) (AMBAC
           Insd).....................................     6.875       07/01/24       3,083,940
                                                                                 -------------
                                                                                     6,889,587
                                                                                 -------------
           MARYLAND  1.5%
  1,000    Maryland St Econ Dev Corp Univ MD College
           Park Proj.................................     5.625       06/01/35       1,010,860
  1,250    Maryland St Hlth & Higher Ed Fac Auth Rev
           Medstar Health Rfdg.......................     5.375       08/15/24       1,216,775
  2,360    Northeast, MD Waste Disp Auth Rfdg (AMT)
           (AMBAC Insd)..............................     5.500       04/01/16       2,520,102
                                                                                 -------------
                                                                                     4,747,737
                                                                                 -------------
           MASSACHUSETTS  3.9%
  3,955    Massachusetts Bay Trans Auth Gen Trans Sys
           Ser A Rfdg................................     5.500       03/01/12       4,403,655
  4,815    Massachusetts Muni Whsl Elec Co Proj 6-A
           (MBIA Insd)...............................     5.000       07/01/11       5,207,374
  1,500    Massachusetts St Fed Hwy Gnt Antic Nt Ser
           A.........................................     5.750       06/15/15       1,700,715
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Saint Mem Med Ctr Ser A...................     6.000       10/01/23         930,140
                                                                                 -------------
                                                                                    12,241,884
                                                                                 -------------
           MICHIGAN  0.6%
  1,680    Michigan Higher Ed Fac Auth Rev Ltd Oblig
           Hope College Proj Rfdg (Connie Lee Insd)
           (Partially Prerefunded @ 10/01/04)........     7.000       10/01/14       1,734,466
                                                                                 -------------

See Notes to Financial Statements                                              9

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MINNESOTA  1.3%
$ 3,875    St Paul, MN Port Auth Lease Rev Office
           Bldg at Cedar Str.........................     5.250%      12/01/19   $   4,125,519
                                                                                 -------------

           MISSISSIPPI  1.6%
  2,000    Mississippi Bus Fin Corp MS Pollutn Ctl
           Rev Sys Energy Res Inc Proj...............     5.875       04/01/22       2,009,980
  1,000    Mississippi Bus Fin Corp MS Pollutn Ctl
           Rev Sys Energy Res Inc Proj Rfdg..........     5.900       05/01/22       1,005,460
  1,155    Mississippi Home Corp Single Family Rev
           Mtg Access Pgm Ser B (AMT) (GNMA
           Collateralized)...........................     7.900       03/01/25       1,174,993
    420    Mississippi Home Corp Single Family Rev
           Mtg Access Pgm Ser C (AMT) (GNMA
           Collateralized)...........................     8.125       12/01/24         440,584
    425    Mississippi Home Corp Single Family Rev
           Mtg Access Pgm Ser E (AMT) (GNMA
           Collateralized)...........................     8.100       12/01/25         447,869
                                                                                 -------------
                                                                                     5,078,886
                                                                                 -------------
           MISSOURI  1.6%
  2,100    Kansas City, MO Arpt Rev Gen Impt Ser A
           (AMT) (FSA Insd)..........................     6.900       09/01/10       2,154,747
  1,345    Kansas City, MO Met Cmnty Colleges Bldg
           Corp Rev Leasehold Jr College Impt & Rfdg
           (FGIC Insd)...............................     5.500       07/01/17       1,463,831
  1,210    St Louis, MO Arpt Rev Cap Impt Pgm Ser A
           (MBIA Insd)...............................     5.375       07/01/18       1,293,998
                                                                                 -------------
                                                                                     4,912,576
                                                                                 -------------
           NEW HAMPSHIRE  0.7%
  1,155    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch............................     7.000       07/01/30       1,151,408
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
           Pennichuck Wtrwks Inc (AMT)
           (AMBAC Insd)..............................     6.300       05/01/22       1,105,870
                                                                                 -------------
                                                                                     2,257,278
                                                                                 -------------
           NEW JERSEY  11.3%
  5,000    New Jersey Econ Dev Auth Sch Fac Constr
           Ser F (FGIC Insd).........................     5.250       06/15/20       5,306,650
 10,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd)......................     5.900       03/15/21      11,479,200
  8,000    New Jersey Econ Dev Auth Wtr Fac Rev NJ
           American Wtr Co Inc Proj Ser A (AMT) (FGIC
           Insd).....................................     6.875       11/01/34       8,348,080

 10                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 5,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)...................     5.250%      09/01/21   $   5,252,650
  4,650    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
           Rev Pub Svc Elec & Gas Ser D Rfdg (MBIA
           Insd).....................................     6.550       10/01/29       4,829,397
                                                                                 -------------
                                                                                    35,215,977
                                                                                 -------------
           NEW MEXICO  1.1%
  2,020    University NM Univ Rev Sub Lien Ser A
           Rfdg......................................     5.250       06/01/20       2,115,384
  1,125    University NM Univ Rev Sub Lien Ser A
           Rfdg......................................     5.250       06/01/21       1,173,476
                                                                                 -------------
                                                                                     3,288,860
                                                                                 -------------
           NEW YORK  25.3%
    170    Broome Cnty, NY Ctf Partn (MBIA Insd).....     5.250       04/01/15         173,805
  1,300    New York City Indl Dev Civic YMCA Gtr NY
           Proj......................................     5.800       08/01/16       1,400,516
  3,500    New York City Muni Wtr Fin Fiscal 2004
           Ser C.....................................     5.000       06/15/22       3,579,380
  2,225    New York City Ser F Rfdg..................     6.000       08/01/11       2,416,773
  2,500    New York City Ser H.......................     5.750       03/15/12       2,746,250
  5,000    New York City Transitional Fin Auth Rev
           Future Tax Secd Ser A Rfdg (b)............  5.500/14.000   11/01/26       5,526,200
  2,525    New York St Dorm Auth Lease Rev Muni Hlth
           Fac Impt Pgm Ser A (FSA Insd).............     5.500       05/15/25       2,616,859
  1,625    New York St Dorm Auth Lease Rev St Univ
           Dorm Fac Ser A............................     6.000       07/01/14       1,829,116
  1,450    New York St Dorm Auth Lease Rev St Univ
           Dorm Fac Ser C (Prerefunded @ 07/01/09)
           (MBIA Insd)...............................     5.500       07/01/29       1,635,875
  1,135    New York St Dorm Auth Rev City Univ Secd
           Ser B (Escrowed to Maturity)..............     5.375       07/01/07       1,242,337
  3,915    New York St Dorm Auth Rev City Univ Secd
           Ser B.....................................     5.375       07/01/07       4,243,938
  3,100    New York St Dorm Auth Rev City Univ Sys
           Cons Ser A................................     5.625       07/01/16       3,456,221
  2,600    New York St Dorm Auth Rev Cons City Univ
           Sys Second Gen Ser A......................     5.750       07/01/13       2,918,422
  2,535    New York St Dorm Auth Rev Mental Hlth Ser
           B (Partially Prerefunded @ 02/15/07)......     5.750       08/15/11       2,761,376
     15    New York St Dorm Auth Rev Mental Hlth Ser
           B (Prerefunded @ 02/15/07)................     5.750       08/15/11          16,701
  2,545    New York St Dorm Auth Rev Mental Hlth Svc
           Fac Impt Ser D (FSA Insd).................     5.875       02/15/14       2,790,898
  1,350    New York St Dorm Auth Rev Ser B...........     7.500       05/15/11       1,594,310
    650    New York St Dorm Auth Rev Ser B
           (Prerefunded @ 05/15/09)..................     7.500       05/15/11         793,130
  5,000    New York St Dorm Auth Rev St Univ Ed Fac
           Ser A.....................................     5.500       05/15/08       5,503,400

See Notes to Financial Statements                                             11

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 5,000    New York St Med Care Fac Fin Agy Rev NY
           Downtown Hosp Ser A (Prerefunded @
           02/15/05).................................     6.800%      02/15/20   $   5,315,350
  6,750    New York St Med Care Fac Fin Agy Rev NY
           Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)..............................     6.300       08/15/06       7,148,115
  7,000    New York St Med Care Fac Fin Agy Rev NY
           Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)..............................     6.400       08/15/07       7,418,390
  1,970    New York St Mtg Agy Rev Homeowner Mtg Ser
           82 (AMT)..................................     5.650       04/01/30       2,042,122
  2,160    New York St Twy Auth Svc Contract Rev Loc
           Hwy & Brdg................................     5.500       04/01/16       2,339,712
  4,865    New York St Twy Auth Svc Contract Rev Loc
           Hwy & Brdg (Prerefunded @ 04/01/12).......     5.500       04/01/16       5,458,773
  1,550    New York St Urban Dev Corp Rev
           Correctional Cap Fac Ser 7 (Prerefunded @
           01/01/07).................................     5.700       01/01/27       1,719,307
                                                                                 -------------
                                                                                    78,687,276
                                                                                 -------------
           NORTH CAROLINA  5.4%
 11,000    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd).................     6.000       01/01/12      12,568,820
  4,000    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd).....................................     5.250       01/01/19       4,220,480
                                                                                 -------------
                                                                                    16,789,300
                                                                                 -------------
           NORTH DAKOTA  0.5%
  1,410    North Dakota St Hsg Fin Agy Rev Hsg Fin
           Pgm Home Mtg Fin Ser B (AMT) (MBIA
           Insd).....................................     5.500       07/01/29       1,430,487
                                                                                 -------------

           OHIO  3.1%
  3,000    Akron Ohio Income Tax Rev Cmnty Learning
           Ctrs Ser A (FGIC Insd)....................     5.250       12/01/19       3,186,720
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj......................................     7.500       01/01/30       1,101,400
  2,000    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare..................................     5.375       10/01/30       2,002,580
  2,450    Lorain Cnty, OH Hosp Rev Catholic Hlthcare
           Ser A Impt & Rfdg.........................     5.250       10/01/33       2,394,263
  1,000    Marion Cnty, OH Hosp Impt Rev Cmnty Hosp
           Rfdg......................................     6.375       05/15/11       1,055,370
                                                                                 -------------
                                                                                     9,740,333
                                                                                 -------------
           OKLAHOMA  4.4%
  3,410    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd).....................................     5.250       07/01/24       3,557,960
  1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd).....................................     5.250       07/01/33       1,522,480

 12                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OKLAHOMA (CONTINUED)
$ 1,100    Oklahoma City, OK Indl & Cultural Fac Tr
           Rev Dist Heating & Cooling Trigen (AMT)
           (LOC: Societe Generale)...................     6.750%      09/15/17   $   1,104,202
  1,065    Oklahoma Dev Fin Auth Lease Rev OK Council
           Law Enforcement (MBIA Insd)...............     5.500       06/01/17       1,158,827
  1,120    Oklahoma Dev Fin Auth Lease Rev OK Council
           Law Enforcement (MBIA Insd)...............     5.500       06/01/18       1,215,469
  1,185    Oklahoma Dev Fin Auth Lease Rev OK Council
           Law Enforcement (MBIA Insd)...............     5.500       06/01/19       1,282,893
  2,000    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
           (Prerefunded @ 07/01/10) (FSA Insd).......     5.750       07/01/30       2,289,540
  1,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (AMBAC Insd)..............................     6.250       11/01/22       1,438,500
                                                                                 -------------
                                                                                    13,569,871
                                                                                 -------------
           OREGON  4.0%
  2,500    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd).....................................     5.250       07/01/22       2,608,575
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).....................................     5.250       11/01/18       5,288,250
  4,000    Portland, OR Swr Sys Rev Ser A (FGIC
           Insd).....................................     5.750       08/01/18       4,450,440
                                                                                 -------------
                                                                                    12,347,265
                                                                                 -------------
           PENNSYLVANIA  7.4%
  2,650    Central Dauphin, PA Sch Dist (FSA Insd)
           (c).......................................     5.000       12/01/19       2,764,030
  2,210    Chartiers Valley, PA Sch Dist Ser A (FSA
           Insd) (c).................................     5.250       10/15/19       2,370,866
    700    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..............................       *         03/15/14         448,987
  1,830    Harrisburg, PA Cap Apprec Ser D Rfdg
           (AMBAC Insd)..............................       *         09/15/14       1,147,685
  4,000    Pennsylvania Intergovt Coop Auth Spl Tax
           Rev Philadelphia Fdg Pgm (Prerefunded @
           06/15/05) (FGIC Insd).....................     6.750       06/15/21       4,238,480
  3,090    Philadelphia, PA Gas Wks Rev 1975 Gen
           Ordinance 17th Ser (FSA Insd).............     5.375       07/01/19       3,309,081
  2,440    Philadelphia, PA Sch Dist Ser A (FSA
           Insd).....................................     5.750       02/01/11       2,757,322
  2,000    Radnor Twp, PA Sch Dist (Prerefunded @
           03/15/07).................................     5.750       03/15/26       2,194,880
  3,750    State Pub Sch Bldg Auth PA Sch Rev Lease
           Philadelphia Sch Dist Proj (FSA Insd).....     5.000       06/01/33       3,735,600
                                                                                 -------------
                                                                                    22,966,931
                                                                                 -------------
           RHODE ISLAND  1.4%
  4,220    Rhode Island St Econ Dev Ser A Rfdg (AMT)
           (FSA Insd)................................     5.000       07/01/18       4,258,233
                                                                                 -------------

See Notes to Financial Statements                                             13

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           SOUTH CAROLINA  2.5%
$ 1,385    Easley, SC Util Rev (FSA Insd)............     5.250%      12/01/20   $   1,459,762
  2,500    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMT) (AMBAC
           Insd).....................................     5.200       11/01/27       2,554,600
  3,750    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser B (AMBAC Insd).....     5.450       11/01/32       3,847,163
                                                                                 -------------
                                                                                     7,861,525
                                                                                 -------------
           TENNESSEE  1.0%
  1,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Hosp First Mtg Ser B Impt & Rfdg..........     8.000       07/01/33       1,155,600
  1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Hosp Ser B Impt & Rfdg (MBIA Insd)........     7.750       07/01/29       1,910,220
    100    Franklin, TN Spl Sch Dist Cap Apprec (FSA
           Insd).....................................       *         06/01/16          57,172
                                                                                 -------------
                                                                                     3,122,992
                                                                                 -------------
           TEXAS  17.4%
  2,350    Austin, TX Ctf Oblig (MBIA Insd)..........     5.375       09/01/20       2,492,316
    825    Brazos, TX Higher Ed Auth Inc Student Ln
           Rev Sub Ser A2 Rfdg (AMT).................     6.800       12/01/04         844,891
  3,000    Dallas Cnty, TX Util & Reclamation Dist
           Ser B Rfdg (AMBAC Insd)...................     5.875       02/15/29       3,078,930
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A (AMT) (FSA Insd)........................     5.500       11/01/21       4,197,640
  2,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A (AMT) (FGIC Insd).......................     5.750       11/01/30       2,581,950
  1,000    Fort Worth, TX Gen Purp Ser A Rfdg........     5.000       03/01/22       1,015,220
  6,000    Harris Cnty, TX Flood Ctl Dist Contract
           Rfdg......................................     5.000       10/01/22       6,101,220
  2,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A............................     6.375       06/01/29       2,247,640
  5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (AMT) (FSA Insd)..........................     5.125       07/01/32       4,911,850
  2,910    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser
           C (FGIC Insd).............................     5.375       12/01/27       2,985,165
    515    Little Elm, TX Indpt Sch Dist (PSFG
           Insd).....................................     6.750       08/15/29         544,710
  4,625    Little Elm, TX Indpt Sch Dist (Prerefunded
           @ 08/15/05) (PSFG Insd)...................     6.750       08/15/29       4,937,234
  1,000    Matagorda Cnty, TX Navig Dist No 1 Rev
           Coll Centerpoint Energy Proj Rfdg
           (Variable Rate Coupon)....................     5.600       03/01/27         999,020
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.......................     7.250       01/01/31       1,415,415
  5,000    North Cent TX Hlth Fac Dev Hosp Childrens
           Med Ctr Dallas (AMBAC Insd)...............     5.250       08/15/32       5,081,550
  5,000    San Antonio, TX Elec & Gas Sys Rfdg.......     5.375       02/01/19       5,335,200
  2,000    San Antonio, TX Elec & Gas Sys Rfdg.......     5.375       02/01/20       2,114,000

 14                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 2,000    Tarrant Cnty, TX Jr College Dist..........     5.050%      02/15/10   $   2,127,160
  1,000    Trinity River Auth TX Rev Tarrant Cnty Wtr
           Proj Impt & Rfdg (MBIA Insd)..............     5.500       02/01/21       1,073,490
                                                                                 -------------
                                                                                    54,084,601
                                                                                 -------------
           UTAH  0.8%
  2,380    Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA
           Insd).....................................     5.000       12/15/33       2,370,742
                                                                                 -------------

           WASHINGTON  9.0%
  3,750    Chelan Cnty, WA Pub Util Dist No. 001 Cons
           Rev Chelan Hydro Ser A (AMT) (MBIA
           Insd).....................................     5.600       01/01/36       3,882,338
  2,500    Energy Northwest WA Elec Rev Proj No 3 Ser
           A Rfdg (FSA Insd).........................     5.500       07/01/18       2,696,050
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser
           B Rfdg (FSA Insd).........................     6.000       07/01/16       5,633,950
  1,400    King Cnty, WA Hsg Auth Hsg Rev Pooled Sr
           Ser A Rfdg................................     6.700       03/01/15       1,449,098
  2,120    Seattle, WA Muni Lt & Pwr Rev.............     5.625       12/01/17       2,266,386
  3,000    Spokane, WA Pub Fac Dist Hotel Motel &
           Sales Use Tax (MBIA Insd).................     5.250       09/01/33       3,069,060
  4,750    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
           Insd).....................................     5.750       01/01/14       5,291,880
  1,500    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
           Insd).....................................     5.500       01/01/12       1,668,720
  1,000    Thurston & Pierce Cntys, WA (FSA Insd)....     5.000       12/01/20       1,029,020
  1,000    Thurston & Pierce Cntys, WA (FSA Insd)....     5.000       12/01/21       1,024,540
                                                                                 -------------
                                                                                    28,011,042
                                                                                 -------------
           WEST VIRGINIA  0.7%
     40    West Virginia St Hsg Dev Fd Hsg Fin Ser
           A.........................................     5.450       11/01/21          40,358
  2,000    West Virginia St Hsg Dev Fd Ser A.........     5.550       05/01/17       2,037,760
                                                                                 -------------
                                                                                     2,078,118
                                                                                 -------------
           WISCONSIN  1.0%
  3,000    Wisconsin St Health & Ed Fac Wheaton
           Franciscan Svc Rfdg.......................     5.750       08/15/30       3,107,490
                                                                                 -------------

           WYOMING  0.3%
  1,000    University WY Univ Rev Fac Impt (FSA
           Insd).....................................     5.500       06/01/18       1,085,110
                                                                                 -------------

See Notes to Financial Statements                                             15

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PUERTO RICO  3.9%
$10,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy
           Rev Ser Y Rfdg (FSA Insd) (d).............     6.250%      07/01/21   $  12,056,600
                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS  159.2%
  (Cost $470,251,487).........................................................     494,724,387

SHORT-TERM INVESTMENTS  1.3%
  (Cost $4,100,000)...........................................................       4,100,000
                                                                                 -------------

TOTAL INVESTMENTS  160.5%
  (Cost $474,351,487).........................................................     498,824,387
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%...................................       2,076,228
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (61.1%)...................    (190,062,572)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 310,838,043
                                                                                 =============

*   Zero coupon bond

(a) Security converts to a fixed coupon rate at a predetermined date.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

PSFG--Permanent School Fund Guaranty

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $474,351,487).......................  $498,824,387
Cash........................................................       125,151
Receivables:
  Interest..................................................     7,717,774
  Investments Sold..........................................       182,374
Other.......................................................         1,881
                                                              ------------
    Total Assets............................................   506,851,567
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,137,888
  Investment Advisory Fee...................................       249,288
  Income Distributions--Common Shares.......................        83,966
  Variation Margin on Futures...............................        72,328
  Administrative Fee........................................        20,774
  Other Affiliates..........................................        14,379
Trustees' Deferred Compensation and Retirement Plans........       264,098
Accrued Expenses............................................       108,231
                                                              ------------
    Total Liabilities.......................................     5,950,952
Preferred Shares (including accrued distributions)..........   190,062,572
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $310,838,043
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($310,838,043 divided by
  19,106,785 shares outstanding)............................  $      16.27
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 19,106,785 shares issued and
  outstanding)..............................................  $    191,068
Paid in Surplus.............................................   282,026,578
Net Unrealized Appreciation.................................    25,406,477
Accumulated Undistributed Net
Investment Income...........................................     2,854,129
Accumulated Net Realized Gain...............................       359,791
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $310,838,043
                                                              ============
PREFERRED SHARES
($.01 par value, authorized 100,000,000 shares, 7,600 issued with liquidation preference of $25,000 per share).........  $190,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $500,838,043
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $12,912,314
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,534,072
Preferred Share Maintenance.................................      261,654
Administrative Fee..........................................      127,839
Trustees' Fees and Related Expenses.........................       64,869
Legal.......................................................       26,132
Custody.....................................................       18,908
Other.......................................................      124,428
                                                              -----------
      Total Expenses........................................    2,157,902
                                                              -----------
NET INVESTMENT INCOME.......................................  $10,754,412
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,676,441
  Futures...................................................   (2,510,710)
                                                              -----------
Net Realized Loss...........................................     (834,269)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   31,126,048
                                                              -----------
  End of the Period:
    Investments.............................................   24,472,900
    Futures.................................................      933,577
                                                              -----------
                                                               25,406,477
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,719,571)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(6,553,840)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (975,913)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 3,224,659
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2004    OCTOBER 31, 2003
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 10,754,412       $ 22,523,101
Net Realized Gain/Loss...................................        (834,269)         3,337,396
Net Unrealized Depreciation During the Period............      (5,719,571)        (3,467,592)
Distributions to Preferred Shareholders:
  Net Investment Income..................................        (841,070)        (2,002,125)
  Net Realized Gain......................................        (134,843)               -0-
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................       3,224,659         20,390,780
Distributions to Common Shareholders:
  Net Investment Income..................................     (10,527,382)       (21,207,192)
  Net Realized Gain......................................      (1,408,097)               -0-
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................      (8,710,820)          (816,412)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     319,548,863        320,365,275
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,854,129 and $3,468,169,
  respectively)..........................................    $310,838,043       $319,548,863
                                                             ============       ============

See Notes to Financial Statements                                             19

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     -------------------
                                                               2004        2003      2002 (a)
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................   $ 16.72      $ 16.77    $ 16.80
                                                             -------      -------    -------
  Net Investment Income...................................       .56         1.17       1.21
  Net Realized and Unrealized Gain/Loss...................      (.34)        (.01)      (.05)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income.................................      (.04)        (.10)      (.14)
    Net Realized Gain.....................................      (.01)         -0-        -0-
                                                             -------      -------    -------
Total from Investment Operations..........................       .17         1.06       1.02
  Distributions Paid to Common Shareholders:
    Net Investment Income.................................      (.55)       (1.11)     (1.05)
    Net Realized Gain.....................................      (.07)         -0-        -0-
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD........................   $ 16.27      $ 16.72    $ 16.77
                                                             =======      =======    =======

Common Share Market Price at End of the Period............   $ 14.51      $ 16.20    $ 15.46
Total Return (b)..........................................    -6.94%*      12.30%     15.28%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)....................................   $ 310.8      $ 319.5    $ 320.4
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c).......................................     1.34%        1.32%      1.46%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c).........................     6.67%        6.99%      7.26%
Portfolio Turnover........................................       14%*         27%        40%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)....................................      .84%         .83%       .91%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).........................     6.15%        6.37%      6.40%

SENIOR SECURITIES:
Total Preferred Shares Outstanding........................     7,600        7,600      7,600
Asset Coverage Per Preferred Share (e)....................   $65,900      $67,049    $67,170
Involuntary Liquidating Preference Per Preferred Share....   $25,000      $25,000    $25,000
Average Market Value Per Preferred Share..................   $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .11%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2001       2000       1999       1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------
     $ 15.52   $  14.87   $  16.93   $  16.35   $  15.68   $  15.61   $  13.99   $  17.18
     -------   --------   --------   --------   --------   --------   --------   --------
        1.23       1.24       1.22       1.25       1.26       1.29       1.33       1.35
        1.18        .68      (2.06)       .59        .72        .16       1.70      (3.15)
        (.34)      (.40)      (.32)      (.35)      (.35)      (.36)      (.39)      (.28)
         -0-        -0-        -0-        -0-        -0-        -0-        -0-       (.02)
     -------   --------   --------   --------   --------   --------   --------   --------
        2.07       1.52      (1.16)      1.49       1.63       1.09       2.64      (2.10)
        (.79)      (.87)      (.90)      (.91)      (.96)     (1.02)     (1.02)     (1.02)
         -0-        -0-        -0-        -0-        -0-        -0-        -0-       (.07)
     -------   --------   --------   --------   --------   --------   --------   --------
     $ 16.80   $  15.52   $  14.87   $  16.93   $  16.35   $  15.68   $  15.61   $  13.99
     =======   ========   ========   ========   ========   ========   ========   ========

     $ 14.35   $12.9375   $12.9375   $15.8125   $15.0625   $  14.75   $ 14.375   $  12.75
      17.27%      6.86%    -13.16%     11.33%      8.96%      9.88%     21.06%    -14.17%
     $ 320.9   $  296.5   $  284.1   $  323.4   $  312.5   $  299.7   $  298.3   $  267.3
       1.61%      1.75%      1.66%      1.64%      1.66%      1.72%      1.72%      1.64%
       7.56%      8.34%      7.55%      7.48%      7.99%      8.31%      8.94%      8.63%
         32%        26%        33%        30%        49%        37%        79%       133%

       1.00%      1.05%      1.03%      1.03%      1.02%      1.05%      1.03%      1.00%
       5.44%      5.61%      5.56%      5.35%      5.76%      5.99%      6.31%      6.81%

       7,600      7,600      7,600      3,800      3,800      3,800      3,800      3,800
     $67,225   $ 64,014   $ 62,388   $135,105   $132,234   $128,865   $128,498   $120,355
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             21

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. In normal market conditions, the Trust will invest substantially all of its net assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on September 25, 1992. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, there were $5,137,888 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $473,410,762
                                                                ============
Gross tax unrealized appreciation...........................    $ 26,956,855
Gross tax unrealized depreciation...........................      (1,543,230)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 25,413,625
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................    $522,411
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $522,411
                                                                ========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  410,372
Undistributed long-term capital gain........................     1,542,823

    Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from .05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $16,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $24,300 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $69,181,907 and $70,267,891, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains, in a segregated account with its custodian, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................       529
Futures Opened..............................................       708
Futures Closed..............................................      (916)
                                                                  ----
Outstanding at April 30, 2004...............................       321
                                                                  ====

    The futures contracts outstanding as of April 30, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2004 (Current
  Notional Value of $110,500 per contract)..................        57         $213,821
U.S. Treasury Notes 5-Year Futures June 2004 (Current
  Notional Value of $109,938 per contract)..................       264          719,756
                                                                   ---         --------
                                                                   321         $933,577
                                                                   ===         ========

5. PREFERRED SHARES

The Trust has outstanding 7,600 Auction Preferred Shares ("APS") in four series. Series A, B and C each contain 2,000 shares while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is reset every 28 days through an auction process. The average rate in effect on April 30, 2004 was 1.013%. During the six months ended April 30, 2004, the rates ranged from 0.800% to 1.700%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 28

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VKA SAR 6/04 RN04-00753P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics-- Not applicable for semi-annual reports.

(b) (1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b) (2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust

By: /s/ Ronald E. Robison
   ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
   ------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004